Summary of Significant Accounting Policies - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Dec. 31, 2024	Dec. 31, 2023
Schedule of Computation of Basic and Diluted Earnings Per Share [Abstract]
Income (Loss) allocated to common shares - Basic	$ (3,887)	$ 312		$ (17,409)	$ (11,706)
Effect of dilutive securities:
Income allocated to preferred stock		324	[1]
Income (Loss) allocated to common shares - Diluted	$ (3,887)	$ 636
Denominator:
Income (Loss) allocated to common shares - Basic (in Shares)	50,922,432	19,181,066		23,409,969	19,133,313
Effect of dilutive securities:
Options and RSUs		$ 5,481,051
Convertible preferred stock		$ 19,887,616
Dilutive potential common shares		25,368,667
Weighted average common shares outstanding - Diluted (in Shares)	50,922,432	44,549,733		23,409,969	19,133,313
Net income (loss) per share:
Basic (in Dollars per share)	$ (0.08)	$ 0.02		$ (0.74)	$ (0.61)
Diluted (in Dollars per share)	$ (0.08)	$ 0.01		$ (0.74)	$ (0.61)

[1]	Allocated based on the common stock issuable upon conversion of the outstanding preferred stock of 19,887,616 as compared to the sum of common stock outstanding of 19,181,066 and the common stock issuable upon conversion of 19,887,616.